Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of assets acquired liabilities assumed in business combination
The following table summarizes the allocation of purchase price to assets and liabilities acquired in connection with the Company’s acquisition of Charter based on their fair values on October 1, 2019.

Purchase Price:
Shares issued to common shareholders	666,101
Purchase price per share	$20.35

Value of stock paid		$13,555
Cash consideration paid		6,110
Cash paid for fractional shares		3

Total Purchase Price		$19,668
Net Assets Acquired:
Stockholders’ equity at transaction date	$11,383
Increase (decrease) to net assets as a result of fair value adjustments to assets acquired and liabilities assumed:
Securities	(237)
Loans, including loans held for sale	(347)
Premises and equipment	(1,252)
Intangible assets	575
Other assets	(272)
Deposits	(135)

Total Net Assets Acquired		9,715

Goodwill resulting from merger		$9,953

Schedule of assets acquired liabilities assumed in business combination
The following table summarizes the fair value on October 1, 2019 of assets acquired and liabilities assumed at acquisition date in connection with the merger with Charter.

Cash and cash equivalents	$7,343
Investment securities available for sale	26,607
Loans	103,665
Premises and equipment	4,813
Intangible assets	10,719
Other assets	3,957

Total assets	157,104

Deposits	126,316
Borrowings	8,969
Other liabilities	2,151

Total liabilities	$137,436